Geographic Information (Tables)	12 Months Ended
Dec. 31, 2013
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Revenues, Net and Long-Lived Assets by Geographic Area

Revenues, net and long-lived assets by geographic area were as follows (in millions of dollars):

Revenues, net:

	Years Ended December 31,
	2013	2012	2011
North America:
United States	$51,073	$46,708	$37,972
Canada	7,731	7,272	7,196
Mexico	1,829	1,892	1,881

Total North America	60,633	55,872	47,049
Rest of World	11,511	9,912	7,932

Total	$72,144	$65,784	$54,981

Long-lived assets:

	December 31, 2013	December 31, 2012
North America:
United States	$13,026	$11,932
Canada	1,599	1,706
Mexico	2,536	2,632

Total North America	17,161	16,270
Rest of World	301	197

Total	$17,462	$16,467